Accounts receivable, prepaids and other (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable, prepaids and other

	2024	2023
	$	$

Short-term investments	11,565	—
Supplier advances	9,757	10,533
Prepaid expenses	9,157	8,639
Current portion of derivative instruments (Note 17)	2,217	481
Other receivables	8,363	7,838
	41,059	27,491